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                                  ROPES & GRAY
                              ONE FRANKLIN SQUARE
                               1301 K STREET, NW
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                           WASHINGTON, DC 20005-3333
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                           AALBERTELLI@ROPESGRAY.COM




                                October 19, 2001



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  Re: Eureka Funds (File Nos. 333-32483 and 811-8305)

Ladies/Gentlemen:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 11 filed on October 15, 2001 and effective on October 15, 2001 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 11 was filed electronically.


                               Sincerely,

                               EUREKA FUNDS
                               Registrant


                               By: /s/ Alyssa Albertelli
                                  ----------------------------------------------

                                  Alyssa Albertelli
                                  Pursuant to power of attorney filed previously



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